UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          RCM Advisors, LLC, its general partner
Name:          Atul Khanna
Title:         Chief Executive Officer
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna                     New York, NY                  2/14/07
---------------                     -------------                 -------
  [Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



                                  TITLE OF                     VALUE SHARES / SH / PUT / INVSTMT   OTHER      VOTING AUTHORITY
             NAME OF ISSUER       CLASS             CUSIP    x($1000)PRN AMT  PRN CALL  DISCRETN  MANAGERS    SOLE    SHARED  NONE
----------------------------------------------------------------------------------  ------------------------------------------------
AFFORDABLE RESIDENTIAL CMTYS      COM             008273104  16,741 1,437,004 SH        DEFINED      01     1,437,004
AQUILA INC                        COM             03840p102   5,262 1,119,600 SH        DEFINED      01     1,119,600
ASSISTED LIVING CONCPT NEV N      COM             04544x102   2,126  215,000  SH        DEFINED      01       215,000
ATLAS AMER INC.                   COM             049167109   6,116  120,000  SH        DEFINED      01       120,000
BUCYRUS INTL INC NEW              COM             118759109  12,422  240,000  SH        DEFINED      01       240,000
CMS ENERGY CORP                   COM             125896100   8,768  525,000  SH        DEFINED      01       525,000
CONSOL ENERGY INC                 COM             20854p109  13,623  424,000  SH        DEFINED      01       424,000
CONSTELLATION ENERGY GROUP I      COM             210371100  19,284  280,000  SH        DEFINED      01       280,000
CSK AUTO CORP                     COM             125965103   3,447  201,000  SH        DEFINED      01       201,000
DOMTAR INC                        COM             257561100  11,666 1,380,000 SH        DEFINED      01     1,380,000
ECI TELECOM LTD                   COM             268258100   7,967  920,000  SH        DEFINED      01       920,000
ELKCORP                           COM             287456107   9,323  226,900  SH        DEFINED      01       226,900
EMBARQ CORP                       COM             29078e105  16,819  320,000  SH        DEFINED      01       320,000
ENERGY PARTNERS LTD               COM             29270u105  15,605  639,023  SH        DEFINED      01       639,023
EQUITABLE RES INC                 COM             294549100   9,394  225,000  SH        DEFINED      01       225,000
EQUITY OFFICE PROPERTIES TRU      COM             294741103  11,561  240,000  SH        DEFINED      01       240,000
FEDERATED DEPT STORES INC DE      COM             31410h101  16,587  435,000  SH        DEFINED      01       435,000
FIRST DATA CORP                   COM             319963104  19,701  772,000  SH        DEFINED      01       772,000
FLOWSERVE CORP                    COM             34354p105  18,926  375,000  SH        DEFINED      01       375,000
FREEPORT-MCMORAN COPPER & GO      COM             35671d857  14,601  262,000  SH        DEFINED      01       262,000
GENCORP INC                       COM             368682100  10,515  750,000  SH        DEFINED      01       750,000
HORIZON LINES INC                 COM             44044k101  25,504  946,000  SH        DEFINED      01       946,000
ICO GLOBAL COMM HLDGS LTD DE      COM             44930k108   3,998  874,839  SH        DEFINED      01       874,839
IDEARC INC                        COM             451663108   8,509  297,000  SH        DEFINED      01       297,000
ISHARES TR RUSSELL 2000           COM             464287655  39,015  500,000  PT        DEFINED      01       500,000
JACUZZI BRANDS INC                COM             469865109  15,351 1,235,000 SH        DEFINED      01     1,235,000
MI DEVS INC                       COM             55304x104   4,577  128,200  SH        DEFINED      01       128,200
MSC SOFTWARE CORP                 COM             553531104   8,820  579,100  SH        DEFINED      01       579,100
NEXCEN BRANDS INC                 COM             653351106   3,687  510,000  SH        DEFINED      01       510,000
NORTHWESTERN CORP                 *W EXP 99/99/99 668074115     245   21,483  SH        DEFINED      01        21,483
NORTHWESTERN CORP                 COM             668074305   6,015  170,000  SH        DEFINED      01       170,000
NOVELIS INC                       COM             67000x106  22,302  800,781  SH        DEFINED      01       800,781
NRG ENERGY INC                    COM             629377508  27,445  490,000  SH        DEFINED      01       490,000
PENN VA CORP                      COM             707882106  15,969  228,000  SH        DEFINED      01       228,000
PHELPS DODGE CORP                 COM             717265102  20,592  172,000  SH        DEFINED      01       172,000
PHH CORP                          COM             693320202   5,774  200,000  SH        DEFINED      01       200,000
RAM ENERGY RESOURCES INC          *W EXP 99/99/99 75130p117   1,344 1,562,800 SH        DEFINED      01     1,562,800
RAM ENERGY RESOURCES INC          COM             75130p109   4,038  732,890  SH        DEFINED      01       732,890
RELIANT ENERGY INC                COM             75952b105   6,039  425,000  SH        DEFINED      01       425,000
SEARS HLDGS CORP                  COM             812350106  11,755   70,000  CL        DEFINED      01        70,000
SOUTHERN UN CO NEW                COM             844030106  27,056  968,000  SH        DEFINED      01       968,000
STATION CASINOS INC               COM             857689103  11,189  137,000  SH        DEFINED      01       137,000
TAL INTL GROUP INC                COM             874083108   4,270  160,000  SH        DEFINED      01       160,000
THERMO FISHER SCIENTIFIC INC      COM             883556102  16,304  360,000  SH        DEFINED      01       360,000
UNIVERSAL COMPRESSION HLDGS       COM             913431102   6,832  110,000  SH        DEFINED      01       110,000
UNIVISION COMMUNICATIONS INC      COM             914906102  18,241  515,000  SH        DEFINED      01       515,000
WARNER CHILCOTT LIMITED           COM             g9435n108   1,439  104,113  SH        DEFINED      01       104,113

                               47                          566,764


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         47
Form 13F Information Table Value Total:         566,764
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 11760                      RCM Advisors, LLC